Segment information (Schedule of Reconciliation of Total Operating Netback to Total Profit (Loss) Before Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Segment information [Line Items]
Administrative expenses	$ (50,315)	$ (60,818)	$ (52,074)
Geological and geophysical expenses	(14,951)	(18,593)	(13,951)
Unrealized (loss) gain on commodity risk management contracts	(12,978)	(26,411)	42,271
Depreciation	(118,073)	(105,532)	(92,240)
Share-based payment	(8,444)	(2,717)	(5,446)
Operating (loss) profit	(110,663)	210,675	256,492
Financial expenses	(64,582)	(41,070)	(39,321)
Financial income	3,166	2,360	3,059
Foreign exchange loss	(13,008)	(2,446)	(11,323)
(Loss) Profit before tax	(185,087)	169,519	208,907
Reportable segments [member]
Disclosure of Segment information [Line Items]
Operating netback	276,395	447,084	397,658
Administrative expenses	(43,723)	(60,130)	(48,028)
Geological and geophysical expenses	(15,141)	(23,619)	(19,074)
Adjusted EBITDA for reportable segments	217,531	363,335	330,556
Unrealized (loss) gain on commodity risk management contracts	(12,978)	(26,411)	42,271
Depreciation	(118,073)	(105,532)	(92,240)
Share-based payment	(8,444)	(2,717)	(5,446)
Impairment and write-off of unsuccessful exploration efforts	(186,516)	(25,849)	(21,407)
Lease accounting - IFRS 16	9,380	4,855
Others	(11,563)	2,994	2,758
Operating (loss) profit	(110,663)	210,675	256,492
Financial expenses	(64,582)	(41,070)	(39,321)
Financial income	3,166	2,360	3,059
Foreign exchange loss	(13,008)	(2,446)	(11,323)
(Loss) Profit before tax	$ (185,087)	$ 169,519	$ 208,907